Consolidated Statements of Earnings - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income:
Interest and fees on loans	$ 118,676,000	$ 113,224,000	$ 105,783,000
Interest and dividends on securities:
Taxable securities	8,922,000	7,272,000	8,559,000
Exempt from Federal income taxes	1,229,000	1,102,000	773,000
Interest on loans held for sale	438,000	616,000	325,000
Interest on Federal funds sold	13,000	56,000	275,000
Interest on interest bearing deposits	445,000	582,000	2,164,000
Interest and dividends on restricted equity securities	118,000	116,000	198,000
Total interest income	129,841,000	122,968,000	118,077,000
Interest expense:
Interest on negotiable order of withdrawal accounts	878,000	1,314,000	2,311,000
Interest on money market accounts and other savings accounts	2,027,000	4,163,000	6,855,000
Interest on certificates of deposit and individual retirement accounts	7,610,000	10,939,000	12,896,000
Interest on Federal funds purchased	0	0	4,000
Interest on Federal Home Loan Bank advances	133,000	967,000	581,000
Total interest expense	10,648,000	17,383,000	22,647,000
Net interest income before provision for loan losses	119,193,000	105,585,000	95,430,000
Provision for loan losses	1,143,000	9,696,000	2,040,000
Net interest income after provision for loan losses	118,050,000	95,889,000	93,390,000
Non-interest income	37,096,000	33,140,000	28,349,000
Non-interest expense	90,988,000	80,919,000	74,628,000
Earnings before income taxes	64,158,000	48,110,000	47,111,000
Income taxes	14,732,000	9,618,000	11,067,000
Net earnings	$ 49,426,000	$ 38,492,000	$ 36,044,000
Basic earnings per common share (in dollars per share)	$ 4.44	$ 3.52	$ 3.36
Diluted earnings per common share (in dollars per share)	$ 4.43	$ 3.51	$ 3.35
Weighted average common shares outstanding:
Basic (in shares)	11,131,897	10,927,065	10,743,269
Diluted (in shares)	11,162,956	10,953,746	10,761,467